Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended	15 Months Ended
	Oct. 22, 2025	Sep. 24, 2025	Dec. 05, 2024	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000251000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MFS Active Core Plus Bond ETF
Accumulated Value			$ 10,000	$ 10,086				$ 10,773
C000251001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MFS Active Growth ETF
Accumulated Value			10,000	9,672				10,663
C000251002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MFS Active Intermediate Muni Bond ETF
Accumulated Value			10,000	10,041				10,619
C000251003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MFS Active International ETF
Accumulated Value			10,000	10,221				13,012
C000251004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MFS Active Value ETF
Accumulated Value			10,000	10,196				11,474
C000263368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MFS Active Mid Cap ETF
Accumulated Value		$ 10,000				$ 10,500
C000264376 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MFS Blended Research Core Equity ETF
Accumulated Value	$ 10,000				$ 10,448
C000264377 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MFS Blended Research International Equity ETF
Accumulated Value	10,000				11,837
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000	10,085				10,716
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
Accumulated Value			10,000	9,721				11,375
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value			10,000	9,973				10,468
MSCI All Country World ex US Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI All Country World (ex-US) Index (net div)
Accumulated Value	10,000		10,000	10,204	11,504			14,256
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap® Index
Accumulated Value		$ 10,000				$ 10,730
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Standard & Poor's 500 Stock Index
Accumulated Value	$ 10,000				$ 10,258
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000® Growth Index
Accumulated Value			10,000	9,637				11,062
Bloomberg Municipal 1 15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal 1-15 Year Index
Accumulated Value			10,000	10,037				10,600
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000® Value Index
Accumulated Value			$ 10,000	$ 9,903				$ 11,721